4. Property and Equipment: Property, Plant and Equipment (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Property, Plant and Equipment
March 31, 2013
Computer equipment	$711,123
Equipment	46,731
Office furniture	127,670
885,524
Less accumulated depreciation	(702,094)
Property and equipment, net	$183,430